Changes in Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Shares
Options outstanding at June 30, 2012	6,264
Granted, Shares	2,525
Exercised, Shares	(2,563)
Canceled / expired, Shares	(371)
Options outstanding at June 29, 2013	5,855	6,264
Options exercisable at June 29, 2013	3,065
Weighted Average Exercise Price
Options outstanding at June 30, 2012	$ 23.01
Granted, Weighted Average Exercise Price	$ 25.99
Exercised, Weighted Average Exercise Price	$ 19.34
Canceled / expired, Weighted Average Exercise Price	$ 27.16
Options outstanding at June 29, 2013	$ 25.59	$ 23.01
Options exercisable at June 29, 2013	$ 24.92	$ 22.65	$ 26.38
Weighted Average Remaining Contractual Term (years)
Options outstanding at June 30, 2012	6 years 3 months 18 days	3 years 2 months 12 days
Options outstanding at June 29, 2013	6 years 3 months 18 days	3 years 2 months 12 days
Options exercisable at June 30, 2012	3 years 9 months 18 days
Aggregate Intrinsic Value
Options outstanding at June 30, 2012, Aggregate Intrinsic Value	$ 38
Options outstanding at June 29, 2013, Aggregate Intrinsic Value	44	38
Options exercisable at June 29, 2013, Aggregate Intrinsic Value	$ 25